Derivative Financial Instruments And Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments And Hedging Activities [Abstract]
Derivative Financial Instruments And Hedging Activities

11.    Derivative Financial Instruments and Hedging Activities

Risk Management Objective of Using Derivatives

The Company is exposed to certain risk arising from both its business operations and economic conditions. The Company principally manages its exposures to economic risks, including interest rate, liquidity and credit risk, primarily by managing the amount, sources, and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company's derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company's known or expected cash receipts and its known or expected cash payments principally related to the Company's borrowings.

Cash Flow Hedges of Interest Rate Risk

The Company's objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. During the year ended December 31, 2011, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt. As of December 31, 2011, the Company had three outstanding interest rate derivatives with an effective date of January 3, 2012, at which time the interest rate derivatives had an outstanding notional amount of $600.0 million.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive loss and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. As of December 31, 2011 there was no ineffectiveness on the outstanding interest rate derivatives. Amounts reported in accumulated other comprehensive loss related to derivatives will be reclassified to interest expense as interest payments are made on the Company's variable-rate debt. During fiscal year 2012, the Company estimates that $3.7 million will be reclassified as an increase to interest expense.

Non-designated Hedges

Derivatives not designated as hedges are not speculative and are used to manage the Company's exposure to foreign exchange rate movements but do not meet the strict hedge accounting requirements. Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in earnings. As of December 31, 2011, the Company did not have any derivatives outstanding that are not designated as hedges. As of January 1, 2011, the Company had foreign currency forward contracts not designated as hedges, with an aggregate notional value of $0.3 million. The fair value of foreign currency forward contracts was determined to be Level 2 under the fair value hierarchy and was valued using market exchange rates.

The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the Consolidated Balance Sheets as of December 31, 2011 and January 1, 2011:

In thousands	Classification in the Consolidated Balance Sheets	2011	2010
Asset Derivatives:
Derivatives not designated as hedging instruments
Foreign currency forward contracts	Prepaid expenses and other current assets	$—	$32

Total		$—	$32

Liability Derivatives:
Derivatives designated as hedging instruments
Interest rate swaps	Other accrued liabilities	$3,705	$—
Interest rate swaps	Other noncurrent liabilities	1,766	—

Total		$5,471	$—

In thousands	Amount of loss recognized in Other Comprehensive Income on derivatives (effective portion)
Loss on Derivatives in Cash Flow Hedging Relationships	2011	2010	2009
Interest rate swaps	$(5,471)	$—	$—

	$(5,471)	$—	$—

The tables below present the effect of the Company's derivative financial instruments on its Consolidated Statements of Operations for the twelve months ended December 31, 2011, January 1, 2011 and January 2, 2010:

In thousands
Gain on Derivatives Not Designated as Hedges	Classification in Consolidated Statement Of Operations	2011	2010	2009
Foreign currency forward contracts	Selling, general and administrative expenses	$—	$32	$—

		$—	$—	$—

Credit-risk-related Contingent Features

The Company has an agreement with each of its derivative counterparties that contains a provision whereby the Company could be declared in default on its derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company's default on such indebtedness.

As of December 31, 2011, the termination value of derivatives in a net liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, related to these agreements was $5.7 million. As of December 31, 2011, the Company had not posted any collateral related to these agreements. If the Company had breached any of these provisions at December 31, 2011, it could have been required to settle its obligations under the agreements at their termination value of $5.7 million.